AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 90.4%
Communication Services - 1.4%
TripAdvisor, Inc.*,1	669,669	$8,899,901
Yelp, Inc.*	248,066	6,792,047

Total Communication Services		15,691,948
Consumer Discretionary - 10.7%
Asbury Automotive Group, Inc.*	126,498	29,665,046
LGI Homes, Inc.*	171,742	8,605,992
Murphy USA, Inc.	78,497	33,165,767
Pursuit Attractions and Hospitality, Inc.*	524,393	18,212,169
United Parks & Resorts, Inc.*,1	443,287	16,689,756
Vail Resorts, Inc.[1]	85,229	11,341,423

Total Consumer Discretionary		117,680,153
Consumer Staples - 10.2%
BellRing Brands, Inc.*	347,301	8,637,376
Cal-Maine Foods, Inc.[1]	103,907	8,679,352
Dole PLC (Ireland)	1,331,538	21,211,400
Ingles Markets, Inc., Class A	280,389	20,989,920
Nomad Foods, Ltd. (United Kingdom)	694,111	8,815,210
PriceSmart, Inc.	201,861	28,706,653
The Simply Good Foods Co.*	767,556	14,407,026

Total Consumer Staples		111,446,937
Energy - 1.5%
Delek US Holdings, Inc.	564,661	16,663,146
Financials - 16.8%
Assured Guaranty, Ltd. (Bermuda)	318,497	27,024,470
Axis Capital Holdings, Ltd. (Bermuda)	192,926	19,906,105
Cannae Holdings, Inc.[1]	784,884	11,310,178
EVERTEC, Inc. (Puerto Rico)	187,508	5,627,115
Genworth Financial, Inc.*	3,295,286	27,482,685
NMI Holdings, Inc.*	225,056	8,714,168
P10, Inc., Class A1	1,274,537	13,739,509
Radian Group, Inc.	149,161	4,907,397
WEX, Inc.*,1	145,834	22,443,853
White Mountains Insurance Group, Ltd.	21,346	43,651,076

Total Financials		184,806,556
Health Care - 6.4%
Embecta Corp.	820,637	8,706,959
Enovis Corp.*,1	391,671	8,632,429
Haemonetics Corp.*	195,578	13,037,229
ICU Medical, Inc.*,1	126,459	18,956,204
Progyny, Inc.*	390,422	9,319,373
	Shares	Value

Teleflex, Inc.	106,203	$11,084,407

Total Health Care		69,736,601
Industrials - 26.3%
Alight, Inc., Class A	1,482,869	2,268,790
Armstrong World Industries, Inc.	50,719	9,319,109
BlueLinx Holdings, Inc.*	149,999	10,433,930
CoreCivic, Inc.*	1,965,094	36,413,192
The GEO Group, Inc.*	367,798	5,877,412
GXO Logistics, Inc.*	639,889	36,211,319
Hub Group, Inc., Class A	277,769	13,216,249
Insperity, Inc.[1]	145,867	6,232,897
Janus International Group, Inc.*	1,123,268	7,705,618
Maximus, Inc.	223,062	21,065,975
McGrath RentCorp	338,019	37,753,342
Science Applications International Corp.	85,554	8,705,975
Tennant Co.	163,300	12,425,497
UFP Industries, Inc.	180,235	18,614,671
UniFirst Corp.	156,481	33,643,415
Verra Mobility Corp.*	714,131	13,782,728
WillScot Holdings Corp.[1]	733,118	14,684,354

Total Industrials		288,354,473
Information Technology - 8.5%
ACI Worldwide, Inc.*	162,946	7,065,339
ePlus, Inc.	387,610	33,260,814
Ingram Micro Holding Corp.[1]	674,270	14,240,582
Ituran Location and Control, Ltd. (Israel)	182,158	8,129,712
NCR Voyix Corp.*,1	505,727	5,016,812
Vontier Corp.	677,977	25,424,137

Total Information Technology		93,137,396
Materials - 2.1%
Titan America, S.A. (Belgium)	1,314,512	22,819,928
Real Estate - 0.9%
Howard Hughes Holdings, Inc.*	114,359	9,338,556
Utilities - 5.6%
MDU Resources Group, Inc.[1]	844,868	17,328,243
Northwestern Energy Group, Inc.	259,582	17,615,234
Southwest Gas Holdings, Inc.	185,202	15,338,430
TXNM Energy, Inc.	197,526	11,638,232

Total Utilities		61,920,139

Total Common Stocks (Cost $831,012,817)		991,595,833

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 10.2%
Joint Repurchase Agreements - 0.5%[2]
Citadel Securities LLC, dated 01/30/26, due 02/02/26, 3.710% total to be received $5,122,583 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 02/15/26 - 11/15/55, totaling $5,225,035)	$5,121,000	$5,121,000
HSBC Securities USA, Inc., dated 01/30/26, due 02/02/26, 3.670% total to be received $328,205 (collateralized by various U.S. Treasuries, 3.875% - 4.500%, 12/31/31 - 05/15/43, totaling $334,667)	328,105	328,105

Total Joint Repurchase Agreements		5,449,105
	Principal Amount	Value
Repurchase Agreements - 9.7%
Fixed Income Clearing Corp., dated 01/30/26, due 02/02/26, 3.350% total to be received $106,330,676 (collateralized by a U.S. Treasury Note, 4.625%, 06/15/27, totaling $108,427,104)	$106,301,000	$106,301,000

Total Short-Term Investments (Cost $111,750,105)		111,750,105
Total Investments - 100.6% (Cost $942,762,922)		1,103,345,938
Other Assets, less Liabilities - (0.6)%		(6,618,003)
Net Assets - 100.0%		$1,096,727,935

*	Non-income producing security.
[1]	Some of these securities, amounting to $103,618,745 or 9.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$991,595,833	—	—	$991,595,833
Short-Term Investments
Joint Repurchase Agreements	—	$5,449,105	—	5,449,105
Repurchase Agreements	—	106,301,000	—	106,301,000
Total Investments in Securities	$991,595,833	$111,750,105	—	$1,103,345,938

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$103,618,745	$5,449,105	$101,198,132	$106,647,237
The following table summarizes the securities received as collateral for securities lending at January 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations and U.S. Government Agency Obligations	0.000%-7.000%	02/15/26-11/01/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.